COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Ontario Claim holders must satisfy required annual units of assessment work to keep their claims in good standing. They must perform early exploration work and submit an assessment work report through the Mining Lands Administration System (MLAS). Current annual work commitment is $54,575 (CAD$74,800) per annum on the Laird Lake claims. Assessment work has been completed to maintain these claims until January 2027.

There is approximately $2,100,000 (CAD$2,900,000) unspent flow-through expenditure commitments, which is required to be spent by December 31, 2026.